Employee Compensation - Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Information about our Stock Option Plan
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2021		2020		2019
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)
Outstanding at beginning of year	6,446,110	81.50	6,108,307	76.59	6,095,201	72.19
Granted	984,943	97.14	976,087	101.47	931,047	89.90
Exercised	1,630,867	67.88	563,613	61.89	902,651	60.21
Forfeited/cancelled	117,980	97.03	34,052	97.10	4,756	98.96
Expired	–	–	40,619	82.78	10,534	103.79
Outstanding at end of year	5,682,206	87.79	6,446,110	81.50	6,108,307	76.59
Exercisable at end of year	2,616,750	77.34	3,595,744	69.16	3,507,803	64.57
Available for grant	12,708,296		13,575,259		2,487,645

(1)	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2021, 2020 and 2019, respectively.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding and exercisable at October 31, 2021 by range of exercise price were as follows:

(Canadian $, except as noted)					2021
	Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
$50.01 to $60.00	107,888	0.1	56.00	107,888	56.00
$60.01 to $70.00	1,065,947	1.6	64.58	1,065,947	64.58
$70.01 to $80.00	691,456	3.7	77.57	691,456	77.57
$80.01 to $90.00	878,372	7.1	89.90	–	–
$90.01 and over	2,938,543	7.6	99.16	751,459	98.27

Summary of Further Information about our Stock Option Plan
The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2021	2020	2019
Unrecognized compensation cost for non-vested stock option awards	7	7	6
Cash proceeds from stock options exercised	111	35	54
Weighted-average share price for stock options exercised (in dollars)	115.42	94.44	99.84

Summary of Ranges of Values used for each Option Pricing Assumption	To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used for each option pricing assumption:

	2021	2020	2019
Expected dividend yield	4.9%	4.3%	5.7%
Expected share price volatility	20.6% – 20.7%	15.4%	20.0% – 20.1%
Risk-free rate of return	1.0%	1.9% – 2.0%	2.5%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0	6.5 – 7.0